ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive Income/(Loss) (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Tax Effect Of Unrealized Gain On Available For Sale Investments	¥ 3,252	¥ 3,251	¥ 6,464
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	2,770	3,288	6,487
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Tax Effect Of Unrealized Gain On Available For Sale Investments	3,252	3,251	6,464
Tax effect of transfer to statements of operations of realized gains on available-for-sale investments	¥ 2,770	¥ 3,288	¥ 6,487